Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 29,662,000	$ 29,860,000
Deferred tax assets, valuation allowance	18,793,000	$ 18,348,000
Change in the valuation allowance	$ 445,000
Effective tax rate	0.00%	0.00%